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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/10

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dodge & Cox
         --------------------------------
Address: 555 California Street
         --------------------------------
         40th Floor
         --------------------------------
         San Francisco, CA 94104
         --------------------------------

Form 13F File Number:  28-400

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. Mistele
       ----------------------------------
Title: Chief Operating Officer
       ----------------------------------
Phone: (415) 981-1710
       ----------------------------------

Signature, Place, and Date of Signing:


/S/ Thomas M. Mistele         San Francisco, CA               2/15/11
--------------------------    -----------------------------  -------------------
[Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                          --------------

Form 13F Information Table Entry Total:                1
                                          --------------

Form 13F Information Table Value Total:          660,593
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                    FORM 13F        NAME OF REPORTING MGR - DODGE & COX

COLUMN 1                          COL.2       COL. 3     COL 4      COLUMN 5         COL. 6  COL7 COLUMN 8
                                                         VALUE    SHARES/   SH/ PUT/ INVSTMT OTHR      VOTING AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP    (X$1000)   PRN AMT   PRN CALL DSCRETN MGRS SOLE        SHARED  NONE
---------------------------- -------------- --------- --------- ----------- --- ---- ------- ---- ----------- ------- ----------
SYNOPSYS CORP                 COM    871607107         660,593   24,548,219  SH     SOLE          23,258,619          1,289,600